Segment Information (Details) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 JPY (¥) segment	Jun. 30, 2020 JPY (¥)	Dec. 31, 2020 JPY (¥) segment	Dec. 31, 2019 JPY (¥)
Segment Reporting Information [Line Items]
Number of operating segments | segment	2		2
Revenues	¥ 2,127,479	¥ 1,356,277	¥ 3,341,617	¥ 3,908,264
Operating income (loss)	(482,188)	(434,307)	(746,088)	34,350
Depreciation and amortization	39,631	33,105	62,290	46,174
Total assets	5,200,016		5,713,466	4,757,465
Relaxation Salon Segment
Segment Reporting Information [Line Items]
Revenues	2,110,561	1,344,503	3,315,947
Operating income (loss)	93,852	(166,200)
Depreciation and amortization	25,345	14,453
Digital Preventative Healthcare
Segment Reporting Information [Line Items]
Revenues	16,918	11,774	25,670
Operating income (loss)	(65,004)	(21,016)
Depreciation and amortization	4,201	3,771
Operating segments
Segment Reporting Information [Line Items]
Revenues	2,127,479		3,341,617
Operating segments | Relaxation Salon Segment
Segment Reporting Information [Line Items]
Revenues			3,315,947	3,864,656
Operating income (loss)			(140,866)	279,439
Depreciation and amortization			32,261	34,025
Total assets			3,096,094	3,346,739
Operating segments | Digital Preventative Healthcare
Segment Reporting Information [Line Items]
Revenues			25,670	43,608
Operating income (loss)			(66,100)	(43,056)
Depreciation and amortization			8,007	4,764
Total assets			34,247	29,565
Corporate and eliminations
Segment Reporting Information [Line Items]
Operating income (loss)	(511,036)	(247,091)	(539,122)	(202,033)
Depreciation and amortization	¥ 10,085	¥ 14,881	22,022	7,385
Total assets			¥ 2,583,125	¥ 1,381,161